Loans and asset quality - Impaired Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 39	$ 1	$ 4
Total impaired loans, average recorded investment (less than)	50	5	7
Impaired loans with an allowance, recorded investment	0	0	0
Total impaired loans, interest income recognized	0	0	0
Total impaired loans, recorded investment	15	4
Total impaired loans, unpaid Principal balance	15	4
Impaired loans with an allowance, related allowance (less than)	0	0
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	39	0	0
Impaired loans with an allowance, recorded investment	0	0	0
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	0	1
Impaired loans with an allowance, recorded investment	0	0	0
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	1	2
Impaired loans without an allowance, average recorded investmen	11	4	3
Impaired loans with an allowance, recorded investment	0	0	0
Impaired loans without an allowance, recorded investment	0	0	0
Impaired loans without an allowance, recorded investment	15	4
Impaired loans without an allowance, unpaid Principal balance	15	4
Lease financings
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	0	1
Impaired loans with an allowance, recorded investment	0	0	$ 0
Loans Individually Less Than One Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1	1
Impaired loans with an allowance, related allowance (less than)	1	1
Maximum | Loans Individually Less Than One Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 1	$ 1